Auditors’ remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Fees Payable to Auditors	Fees payable to the Bank’s auditors are included within other operating expenses and are as follows:

	2025 £m	2024 £m	2023 £m
Fees payable for the:
– audit of the Bank’s current year Annual report	5.4	5.2	5.1
– audits of the Bank’s subsidiaries	12.8	12.4	12.2
– total audit fees in respect of the statutory audit of Group entities[1]	18.2	17.6	17.3
– services normally provided in connection with statutory and regulatory filings or engagements	0.6	0.5	0.3
Total audit fees[2]	18.8	18.1	17.6
Other audit-related fees[2]	0.1	0.2	0.1
All other fees[2]	0.1	0.2	0.1
Total non-audit services[3]	0.2	0.4	0.2
Total fees payable to the Bank’s auditors by the Group	19.0	18.5	17.8
1As defined by the Financial Reporting Council (FRC).
2As defined by the Securities and Exchange Commission (SEC).
3As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled
£0.8 million in 2025 (2024: £0.9 million; 2023: £0.5 million).
During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2025 £m	2024 £m	2023 £m
Audits of Group pension schemes	0.5	0.4	0.4